Taxes (Tables)	12 Months Ended
Jun. 30, 2024
Taxes
Schedule of significant components of the provision for income taxes

	For the year	For the year	For the year
	ended	ended	ended
	June 30, 2024	June 30, 2023	June 30, 2022
Cayman	$(8,833,523)	$(6,034,362)	$(4,936,199)
United States	(9,052,317)	(22,024,619)	(379,349)
Canada	(349,960)	(1,998)	(2,270)
Singapore	(49,158)	(155,373)	(24,858)
	$(18,284,958)	$(28,216,352)	$(5,342,676)

Schedule of reconciliation of statutory tax rates to effective tax rate

	June 30,	June 30,	June 30,
	2024	2023	2022
Federal statutory tax rate	21.0%	21.0%	21.0%
State statutory tax rate	5.75%	5.75%	5.75%
Change in valuation allowance	(26.75)%	(26.75)%	(26.75)%
Effective tax rate	—%	—%	—%

Schedule of significant components of deferred tax assets

	June 30,	June 30,
	2024	2023
Deferred tax assets
Net operating loss carryforward in the U.S.	6,408,628	4,704,833
Net operating loss carryforward in Canada	53,134	640
Net operating loss carryforward in Singapore	38,996	30,639
Valuation allowance	(6,500,758)	(4,736,112)
Total net deferred tax assets	$—	$—